PLANT AND EQUIPMENT (Schedule of Composition of Carrying Amounts ) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	$ 71,211	$ 65,201
Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	47,933	43,298
BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	4,911	4,831
GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	16,988	15,915
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,379	1,157
Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	55,148	51,778
Land use rights and building [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	37,431	35,079
Land use rights and building [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,527	2,533
Land use rights and building [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	14,039	13,087
Land use rights and building [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,151	1,079
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,443	1,298
Office equipment [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,053	1,009
Office equipment [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	46	51
Office equipment [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	168	160
Office equipment [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	176	78
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	8,692	8,832
Machinery [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	5,651	5,817
Machinery [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	339	372
Machinery [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,652	2,643
Machinery [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	50
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,385	1,203
Motor vehicles [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,270	1,138
Motor vehicles [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	33	44
Motor vehicles [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	80	21
Motor vehicles [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	3,543	2,090
Construction in progress [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,528	255
Construction in progress [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,966	1,831
Construction in progress [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	49	4
Construction in progress [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment